Average Annual Total Returns{- Fidelity Advisor Freedom® 2030 Fund} - 03.31 Fidelity Advisor Freedom Funds Class Z6 PRO-08 - Fidelity Advisor Freedom® 2030 Fund	Class Z6 Return Before Taxes Past 1 year	Class Z6 Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception		F0203 Past 1 year	F0203 Since Inception
Total	15.33%	10.75%	[1]	18.40%	15.18%	[1]	14.37%	10.76%	[1]

[1]	(a)From June 6, 2017